Intangable Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGABLE ASSETS, NET

NOTE 9 – INTANGABLE ASSETS, NET

	As of December 31, 2020
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$195,560	$195,560	$-
Copyright	847,181	-	847,181
Trademarks	1,308,033	1,308,033	-
Patents	54,598,159	12,728,746	41,869,413
	$56,948,933	$14,232,339	$42,716,594

	As of December 31, 2019
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$182,893	$182,704	$189
Trademarks	1,223,302	1,223,302	-
Patents	54,564,009	7,265,078	47,298,931
	$55,970,204	$8,671,084	$47,299,120

The Company recognized an impairment loss on software of $nil, $nil and $724,437 for the years ended December 31, 2020, 2019 and 2018, respectively, for the railway platform software which was replaced by the software developed by Suzhou Superengine.

Amortization expense of intangible assets was $5,457,136, $5,457,414 and $2,223,592 for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending December 31,
2021	$5,491,817
2022	5,491,817
2023	5,491,817
2024	5,491,817
2025	5,491,817
Thereafter	15,257,509
$42,716,594